Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Cash Flow Statement [line items]
(Loss)/Profit for the year	[1]	£ (2,903.5)	£ 950.1		£ 901.1
Taxation		131.5	353.8	[1]	323.9	[1]
Revaluation and retranslation of financial instruments		147.2	(154.4)	[1]	72.8	[1]
Finance costs		312.3	376.4	[1]	289.3	[1]
Finance and investment income		(82.8)	(102.6)	[1]	(104.8)	[1]
Share of results of associates		136.0	(21.2)	[1]	(43.5)	[1]
Goodwill impairment on classification as held for sale	[1]		94.5
Gain on sale of discontinued operations		(10.0)	(73.8)	[1]
Attributable tax expense on sale of discontinued operations		1.9	157.4	[1]
Non-cash share-based incentive plans (including share options)		74.4	71.4	[1]	84.8	[1]
Depreciation of property, plant and equipment		174.8	203.2	[1]	225.1	[1]
Depreciation of right-of-use assets		331.9	317.9	[1]
Impairment charges included within restructuring costs		196.7
Impairment of goodwill		2,822.9	47.7	[1]	176.5	[1]
Amortisation and impairment of acquired intangible assets		89.1	135.6	[1]	280.0	[1]
Amortisation of other intangible assets		35.2	29.6	[1]	38.7	[1]
Investment and other write-downs		296.2	7.5	[1]	2.0	[1]
Gains on disposal of investments and subsidiaries		(7.8)	(45.1)	[1]	(235.5)	[1]
Gainson remeasurement of equity interests arising from a change in scope of ownership		(0.6)	(0.4)	[1]	(2.0)	[1]
Gain on sale of freehold property in New York	[1]		(7.9)
Losses on sale of property, plant and equipment		0.3	3.2	[1]	0.6	[1]
Decrease/(increase) in trade receivables and accrued income		585.2	159.0	[1]	(298.9)	[1]
Increase in trade payables and deferred income		195.0	394.7	[1]	500.9	[1]
Decrease/(increase) in other receivables		123.3	(263.8)	[1]	(52.9)	[1]
Decrease in other payables – short-term		(36.6)	(16.4)	[1]	(31.8)	[1]
(Decrease)/increase in other payables – long-term		(44.3)	53.7	[1]	0.4	[1]
Increase in provisions		15.6	23.1	[1]	48.0	[1]
Corporation and overseas tax paid		(371.5)	(536.0)	[1]	(383.6)	[1]
Payment on early settlement of bonds	[1]		(63.4)
Interest and similar charges paid		(173.9)	(270.6)	[1]	(252.8)	[1]
Interest paid on lease liabilities		(98.5)	(105.1)	[1]
Interest received		73.6	80.8	[1]	90.4	[1]
Investment income		8.7	18.3	[1]	15.4	[1]
Dividends from associates		32.5	33.3	[1]	49.7	[1]
Net cash inflow from operating activities		2,054.8	1,850.5	[1]	1,693.8	[1]
Acquisitions and disposals:
Initial cash consideration		(32.8)	(3.9)		(126.7)
Cash and cash equivalents acquired					11.3
Earnout payments		(115.2)	(130.2)		(120.2)
Purchase of other investments (including associates)		(30.4)	(27.2)		(48.1)
Acquisitions		(178.4)	(161.3)		(283.7)
Proceeds on disposal of investments and subsidiaries	[2]	320.0	2,468.5		849.0
Cash and cash equivalents disposed		(47.7)	(327.5)		(15.1)
Disposals of investments and subsidiaries		272.3	2,141.0		833.9
Cash consideration for non-controlling interests		(80.6)	(62.7)		(109.9)
Net acquisition payments and disposal proceeds		13.3	1,917.0		440.3
Share repurchases and buy-backs:
Purchase of own shares by ESOP Trusts		(5.1)			(102.8)
Shares purchased into treasury		(285.1)	(43.8)		(104.3)
Net cash outflow		(290.2)	(43.8)		(207.1)
Net increase/(decrease) in borrowings:
Decrease in drawings on bank loans		(59.6)	(70.6)		(819.3)
Proceeds from issues of bonds		915.5			656.8
Repayment of bonds		(282.7)	(1,713.2)		(1,097.4)
Net cash inflow from issue of bonds		915.5			656.8
Net Cash Outflow from Repayments of Borrowings		(282.7)	(1,713.2)		(1,097.4)
Cash and cash equivalents:
Cash at bank and in hand		10,075.0	10,442.1	[1]	10,433.4	[1]
Short-term bank deposits		2,824.1	863.6	[1]	632.4	[1]
Overdrafts	[3]	(8,562.0)	(8,572.4)	[1]	(8,864.6)	[1]
Cash and cash equivalents at end of year		4,337.1	2,733.3	[1]	2,201.2	[1]
Proceeds from issue of EURO 750 million bonds [member}
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds		665.5
Proceeds from issue of GBP 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds		250.0
Repayment of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		£ (223.1)
Repayment of EURO 600 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds			(512.7)
Repayment of USD 812 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds			(618.8)
Partial repayment of USD 272 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds			(135.4)		(20.8)
Partial repayment of USD 450 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds			(176.2)		(37.3)
Repayment of GBP 200 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds			£ (199.5)
Proceeds from issue of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds					218.8
Proceeds from issue of EURO 500 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds					438.0
Repayment of EURO 252 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds					£ (220.0)

[1]	Figures have been restated as described in the accounting policies.
[2]	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.
[3]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.